Investments in equity investees	12 Months Ended
Dec. 31, 2021
Investments in equity investees
Investments in equity investees

10. Investments in equity investees

(a)Investments in equity method investees

	As of December 31,
	2020	2021
	RMB	RMB
Beijing Pengtai Baozun E-commerce Co., Ltd. (1)	28,894	37,040
Hangzhou Juxi Technology Co., Ltd. (2)	14,432	14,491
Hangzhou Dajing Guangtong Network Technology Co., Ltd. (3)	—	12,756
Others	10,016	37,305
	53,342	101,592
(1)	In January 2018, the Group invested RMB13,328 to establish an E-commerce joint venture with Beijing Pengtai Interactive Advertising Co., Ltd. (“Beijing Pengtai”) through a joint venture agreement. Baozun holds 49% equity interest and Beijing Pengtai holds 51% equity interest. Share of income in equity method investment of RMB6,975, RMB7,363 and RMB8,145 was recognized for the years ended December 31, 2019, 2020 and 2021, respectively.
(2)	In June 2019, the Group entered into an agreement with Hangzhou Juxi Technology Co., Ltd. ("Juxi") to acquire 10% equity interest with a total consideration of RMB15,000. As the Group has significant influence over Juxi, it is accounted for under the equity method of accounting. Share of loss of RMB595 and income of RMB26 and RMB60 in equity method investment was recognized for the years ended December 31, 2019, 2020 and 2021, respectively.
(3)	In May 2021, the Group entered into an agreement with Hangzhou Dajing Guangtong Network Technology Co., Ltd. ("Dajing") to acquire 30% equity interest with a total consideration of RMB13,500. As the Group has significant influence over Dajing, it is accounted for under the equity method of accounting. Share of loss in equity method investment of RMB743 was recognized for the ended December 31, 2021.

(b)Investments in equity securities measured at fair value

In January 2021, Baozun entered into a series of agreements with iClick, an independent online marketing and enterprise data solutions provider in China, Baozun subscribed for 649,349 newly issued Class B ordinary shares (“Issued Class B Shares”) of iClick at an aggregate subscription price of approximately US$17.2 million. Holders of Class B ordinary shares of iClick are entitled to 20 votes per share. Pursuant to the share purchase agreement with an existing shareholder of iClick, Baozun purchased 2,471,468 American Depositary Shares (“ADSs”) at an aggregate purchase price of approximately US$32.8 million. Two ADSs represent one Class A ordinary share of iClick. Holders of Class A ordinary shares of iClick are entitled to one vote per share. After the closing of the above transactions, Baozun acquired and beneficially owns approximately 4% of iClick’s total outstanding shares, representing approximately 10% total voting equity of iClick based on ordinary shares of iClick outstanding as of January 25, 2021. Since the Company cannot exert significant influence on the investee, the investment is recorded as equity securities measured at fair value. An unrealized investment loss of RMB209,956 was recognized for the year ended December 31, 2021.

(c)Investments in equity securities without readily determinable fair values

Investments in equity securities without readily determinable fair value were nil and RMB118,716 for the years ended December 31, 2020 and 2021, respectively. The carrying amount of the investments as of December 31, 2021 comprises the following:

As of
December 31, 2021
RMB
Fosun Fashion Group (Cayman) Limited (“Fosun”) (1)	76,716
Hunan Leier Media Co., Ltd. (“Leier”) (2)	42,000
118,716

(1)	In June 2021, the Group acquired 4,908,939 Class B preferred shares of Fosun, a private company, which represents 1.57% total voting equity, at an aggregate subscription price of RMB76,716. Since the investment is not in-substance common stock, the investment is recorded as equity securities without determinable fair value.
(2)	In April 2021, the Group acquired 30% equity interest of Leier, a private company, with a total consideration of RMB42,000. Since the investment is not in-substance common stock, it is accounted for as investments in equity securities without readily determinable fair value.

The Group is required to perform an impairment assessment of its investment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. The Group recognized impairment losses of RMB9,021, RMB10,800, and RMB3,541 for the years ended December 31, 2019, 2020 and 2021, respectively.